Note 16 - Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	100,684	144,371
Amounts due from noncontrolling shareholders (ii)	51,101	—
Total	151,785	144,371
	As of December 31,
	2012	2013
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	3,030	—